Other Balance Sheet Components - Accrued and other liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accrued and other liabilities:
Payroll and welfare	$ 157,437	$ 156,274
Marketing expenses	59,180	74,093
Sales rebates	202,731	266,455
Professional fees	7,175	8,836
VAT and other tax payable	57,755	51,037
Amounts due to users	51,809	52,216
Unpaid consideration for acquisition	455	687
Unpaid consideration for investment	1,926	4,320
Proceeds received in advance from disposal of investment	13,022	14,496
Interest payable for convertible debt, unsecured senior notes and long-term loans	15,282	28,257
Listing expenses payable	914	933
Others	29,845	37,978
Accrued and other liabilities	597,531	913,984
Related Parties [Member] | SINA
Accrued and other liabilities:
Payable to SINA for the acquisition of the equity of STC (Note 10)	$ 0	$ 218,402